NON CONTROLLING INTEREST (Details Narrative) - USD ($)	1 Months Ended
	Jul. 28, 2016	Jun. 30, 2018	Dec. 31, 2017
Officers Member
Ownership	21.90%
Retained ownership	78.10%
Brady Granier, Lourdes Felix and Kent Emry [Member]
Sub issued ownership percentage	24.20%
BioCorRx Pharmaceuticals, Inc [Member]
Company ownership percentage	75.80%
Licensing rights, carrying value		$ 250,000	$ 250,000